Stock-Based Compensation Plans - Schedule of PSU and RSU Plans Activity (Details) - CAD ($) shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
PSUs
Number of units (thousands)
Outstanding, beginning of year (shares)	1,942	1,790
Granted (shares)	788	722
Notional dividends reinvested (shares)	78	66
Paid out (shares)	(609)	(606)
Cancelled/forfeited (shares)	(28)	(30)
Outstanding, end of year (shares)	2,171	1,942
Additional information ($ millions)
Compensation expense recognized	$ 53	$ 45
Compensation expense unrecognized	34	28
Cash payout	44	46
Accrued liability as at December 31	105	90
Aggregate intrinsic value as at December 31	$ 139	$ 118
Remaining weighted average period to recognize compensation expense (years)	2 years
Weighted-average contractual life (years)	1 year
RSUs
Number of units (thousands)
Outstanding, beginning of year (shares)	1,079	977
Granted (shares)	464	416
Notional dividends reinvested (shares)	38	35
Paid out (shares)	(357)	(323)
Cancelled/forfeited (shares)	(23)	(26)
Outstanding, end of year (shares)	1,201	1,079
Additional information ($ millions)
Compensation expense recognized	$ 29	$ 21
Compensation expense unrecognized	21	17
Cash payout	19	17
Accrued liability as at December 31	54	42
Aggregate intrinsic value as at December 31	$ 75	$ 59
Remaining weighted average period to recognize compensation expense (years)	2 years
Weighted-average contractual life (years)	1 year